Future Scheduled Repayments (Detail)	Sep. 30, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 246,686,000	[1]
2022	390,445,000	[1]
2023	1,282,044,000	[1]
2024	263,601,000	[1]
2025 and thereafter	1,567,485,000	[1]
Long Term Debt, Carrying Amount, Total	3,750,261,000	[1]
Available Borrowing, as Limited by the Borrowing Base	156,005,000	[1]
Current and Available Borrowing, as limited by the Borrowing Base	3,906,266,000	[1]
Total Commitment	4,825,431,000	[1]
TL Revolving Credit Facility
Debt Instrument [Line Items]
2023	1,022,000,000
Long Term Debt, Carrying Amount, Total	1,022,000,000
Available Borrowing, as Limited by the Borrowing Base	145,470,000
Current and Available Borrowing, as limited by the Borrowing Base	1,167,470,000
Total Commitment	1,500,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
2021	10,804,000
2022	11,187,000
2023	11,585,000
2024	11,997,000
2025 and thereafter	106,571,000
Long Term Debt, Carrying Amount, Total	152,144,000
Current and Available Borrowing, as limited by the Borrowing Base	152,144,000
Total Commitment	152,144,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2021	42,762,000
2022	56,155,000
2023	52,986,000
2024	52,986,000
2025 and thereafter	415,041,000
Long Term Debt, Carrying Amount, Total	619,930,000
Available Borrowing, as Limited by the Borrowing Base	7,932,000
Current and Available Borrowing, as limited by the Borrowing Base	627,862,000
Total Commitment	1,200,000,000
TMCL VI Term Loan
Debt Instrument [Line Items]
2021	26,721,000
2022	25,206,000
2023	25,206,000
2024	25,206,000
2025 and thereafter	130,601,000
Long Term Debt, Carrying Amount, Total	232,940,000
Current and Available Borrowing, as limited by the Borrowing Base	232,940,000
Total Commitment	232,940,000
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
2021	28,000,000	[2]
2022	28,000,000	[2]
2023	28,000,000	[2]
2024	28,000,000	[2]
2025 and thereafter	198,333,000	[2]
Long Term Debt, Carrying Amount, Total	310,333,000	[2]
Current and Available Borrowing, as limited by the Borrowing Base	310,333,000	[2]
Total Commitment	310,333,000	[2]
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
2021	51,486,000	[2]
2022	55,425,000	[2]
2023	57,028,000	[2]
2024	57,197,000	[2]
2025 and thereafter	225,079,000	[2]
Long Term Debt, Carrying Amount, Total	446,215,000	[2]
Current and Available Borrowing, as limited by the Borrowing Base	446,215,000	[2]
Total Commitment	446,215,000	[2]
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
2021	57,759,000	[2]
2022	65,504,000	[2]
2023	65,128,000	[2]
2024	68,104,000	[2]
2025 and thereafter	351,304,000	[2]
Long Term Debt, Carrying Amount, Total	607,799,000	[2]
Current and Available Borrowing, as limited by the Borrowing Base	607,799,000	[2]
Total Commitment	607,799,000	[2]
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
2021	20,111,000	[2]
2022	20,111,000	[2]
2023	20,111,000	[2]
2024	20,111,000	[2]
2025 and thereafter	140,556,000	[2]
Long Term Debt, Carrying Amount, Total	221,000,000	[2]
Current and Available Borrowing, as limited by the Borrowing Base	221,000,000	[2]
Total Commitment	221,000,000	[2]
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2021	9,043,000
2022	128,857,000
Long Term Debt, Carrying Amount, Total	137,900,000
Available Borrowing, as Limited by the Borrowing Base	2,603,000
Current and Available Borrowing, as limited by the Borrowing Base	140,503,000
Total Commitment	$ 155,000,000

[1]	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $28,549.
[2]	Future scheduled payments for TMCL VII 2019-1 Bonds, TMCL VII 2020-1 Bonds, TMCL VII 2020-2 Bonds and TMCL VII 2020-3 Bonds exclude an unamortized discount of $86, $84, $166 and $87, respectively.